Retirement Benefits (Schedule Of Expected Payments From Qualified Trust And Company Funds) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member] | Paid From Qualified Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 229
2014	236
2015	239
2016	245
2017	248
2018 - 2022	1,279
Pension Benefits [Member] | Paid From Company Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3
2014	3
2015	3
2016	3
2017	3
2018 - 2022	13
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013, Federal Subsidy	3
2014, Federal Subsidy	3
2015, Federal Subsidy	4
2016, Federal Subsidy	4
2017, Federal Subsidy	4
2018 - 2022, Federal Subsidy	19
Postretirement Benefits [Member] | Paid From Qualified Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	58
2014	60
2015	62
2016	65
2017	68
2018 - 2022	384
Postretirement Benefits [Member] | Paid From Company Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2
2014	2
2015	2
2016	2
2017	2
2018 - 2022	$ 11